Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Percentages of Total Revenue Disaggregated by Sales

The following table presents the percentages of total revenue disaggregated by sales channels for the three months ended March 31, 2024 and 2023:

	Three months ended March 31,
	2024	2023
Wholesale	27.2%	70.6%
Direct to consumer	72.8%	29.4%
Total revenue	100.0%	100.0%
The following table presents the percentages of total revenue disaggregated by sales channels for the years ended December 31, 2023 and 2022:
	Year ended December 31,
	2023	2022
Wholesale	72.7%	57.7%
Direct to consumer	27.3%	31.9%
Related party service	—%	10.4%
Total revenue	100.0%	100.0%